SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2013
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	7 years 10 months 24 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	7 years
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	12 years 3 months 18 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of finite-lived intangible asset (in years)	1 year 1 month 6 days